RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Major Related Parties and their Relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Country Garden Intelligent Services Group Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by the chairperson of the Group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zengcheng Crystal Water Plant Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	Entities controlled by the chairperson of the Group
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Elite Architectural Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Giant Leap Construction Co., Ltd.	Entities controlled by the chairperson of the Group
Dongguan Country Garden Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Changsha Ningxiang Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Guangzhou Biyouwei Catering Co., Ltd.	Entities controlled by the chairperson of the Group
Laian Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Wuhan Country Garden Property Management Co., Ltd.	Entities controlled by the chairperson of the Group
Baoding Baigou New town Honghua Eaton commerce co., Ltd.("Baoding Baigou")	Non-controlling interests shareholder of a subsidiary of the Group
Shaoguan Shunhong Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Guangzhou Country Garden Shuttle Bus Services Limited	Entities controlled by the chairperson of the Group
Huaihua Zhiyi Network Technology Limited Partnership	Entities controlled by non-controlling interest shareholder
Huaihua Yimeng Network Technology Limited Partnership	Non-controlling interests shareholder of a subsidiary of the Group
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group
Shanghai Hanlue Information Technology Center Limited Partnership	Non-controlling interests shareholder of a subsidiary of the Group

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by the chairperson are as below
Country Garden Intelligent Services Group Co., Ltd.	328	5,982	3,801
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	2,446	3,209	548
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	2,069	2,063	358
Foshan Shunde Country Garden Property Development Co., Ltd.	1,532	1,543	2,026
Zengcheng Crystal Water Plant Co., Ltd.	1,296	1,386	944
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	—	999	893
Guangzhou Country Garden Shuttle Bus Services Limited	760	727	155
Huidong Country Garden Real Estate Development Co., Ltd.	814	200	—
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	—	47	327
Dongguan Country Garden Real Estate Development Co., Ltd.	—	—	988
Others	1,872	1,663	1,175
Total	11,117	17,819	11,215

21.     RELATED PARTY TRANSACTIONS - continued

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Construction services provided by other entities controlled by the chairperson are as below
Guangdong Elite Architectural Co., Ltd.	—	817	—
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	—	791	—
Guangdong Giant Leap Construction Co., Ltd.	5,728	—	—
Total	5,728	1,608	—

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Services provided to other entities controlled by the chairperson are as below
Huidong Country Garden Real Estate Development Co., Ltd.	3,445	1,595	2,024
Kaiping Country Garden Property Development Co., Ltd.	1,500	—	353
Changsha Ningxiang Country Garden Property Development Co., Ltd.	2,186	848	356
Guangzhou Biyouwei Catering Co., Ltd.	—	—	348
Others	37	—	117
Total	7,168	2,443	3,198

Schedule of Amounts Owed From and to Related Parties

The following table presents amounts owed from and to related parties as of August 31, 2019 and 2020:

	As of August 31,
	2019	2020
	RMB	RMB
Amounts due from related parties
Foshan Shunde Country Garden Property Development Co., Ltd. (1)	3,576	—
Shaoguan Shunhong Real Estate Development Co., Ltd.(4)	—	10,000
Changsha Ningxiang Country Garden Property Development Co., Ltd. (2)	474	1,172
Kaiping Country Garden Property Development Co., Ltd. (3)	1,590	1,607
Can-Achieve Global Edutour Co., Ltd. (4)	3,144	3,915
Others	1,868	1,827
Total	10,652	18,521

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amount mainly represents the advance payment for purchasing services and materials or construction services provided by the entity controlled by Ms. Huiyan Yang("Ms. H "), chairperson of the Group.
(2)	The amounts mainly represent the receivables of the enrolment tuition discount provided to the owners of properties which were subsidized by real estate entities controlled by Ms. H.
(3)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd.
(4)	The amounts mainly represent the receivables from the respective entities in which consist of expense were paid on behalf of entities controlled by Ms.H. and a non-controlling interest shareholder, respectively.

21.     RELATED PARTY TRANSACTIONS - continued

	As of August 31,
	2019	2020
	RMB	RMB
Amounts due to related parties
Laian Country Garden Property Development Co., Ltd.(1)	11,550	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd. (1)	8,732	—
Chuzhou Country Garden Property Development Co., Ltd. (1)	30,769	30,769
Wuhan Country Garden Property Management Co., Ltd. (1)	3,154	3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. (2)	6,515	4,076
Guangdong Giant Leap Construction Co., Ltd. (2)	10,166	10,166
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd. (3)	3,000	6,000
Shanghai Hanlue Information Technology Center Limited Partnership (6)	—	11,573
Huaihua Zhiyi Network Technology Limited Partnership (4)	18,335	—
Huaihua Yimeng Network Technology Limited Partnership (4)	9,167	—
Huidong Country Garden Real Estate Development Co., Ltd. (5)	3,110	3,515
Others	5,540	5,760
Total	110,038	86,563

Amounts due to related parties are non-interest bearing, unsecured, and due on demand.

	As of August 31,
	2019	2020
	RMB	RMB
Other non-current liabilities due to related parties
Huaihua Zhiyi Network Technology Limited Partnership (4)	14,490	14,490
Huaihua Yimeng Network Technology Limited Partnership (4)	7,246	7,246
Shanghai Hanlue Information Technology Center Limited Partnership (6)	—	5,107
Total	21,736	26,843

Other non-current liabilities due to related parties are non-interest bearing and unsecured.

(1)	The amounts mainly represent financing funds for maintaining daily operation of schools held by subsidiaries and the VIEs from other entities controlled by Ms. H, Chairperson of the Group.
(2)	The amounts mainly represent construction services provided by other entities controlled by Ms. H, Chairperson of the Group.
(3)	The amounts represent the financing funds for maintaining daily operation from Baoding BaiGou, the non-controlling interest shareholder.
(4)

The amounts represent the acquisition payables due to Huaihua Zhiyi Network Technology Limited Partnership and Huaihua Yimeng Network Technology Limited Partnership for the acquisition of Chengdu Yinzhe in fiscal year 2019.

(5)

The amount mainly represents the advance payment from Huidong Country Garden Real Estate Development Co., Ltd., the entities controlled by Ms.H, as the enrolment tuition discount to the owners of properties. The Group utilizes facilities and equipment provided by other real-estate subsidiaries controlled by Ms. H. In return, the Group gives enrolment priorities to the owners of properties with these affiliated companies when providing its educational services.

(6)	The amounts represent the acquisition payables to Shanghai Hanlue Information Technology Center Limited Partnership for the acquisition of Linstitute in fiscal year 2020.